Income taxes - Summary of reconciliation of effective tax rate (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income taxes
Profit before income tax	₽ 313,974	₽ 449,965	₽ 957,141	₽ 865,494
Income tax at 20% tax rate	(62,795)	(89,993)	(191,428)	(173,099)
Effect of tax rates in foreign jurisdictions	124	(15,767)	1,364	(24,855)
Withholding tax on intra-group dividend and unremitted earnings	(183)	(3,728)	(11,196)	(45,194)
Unrecognized deferred tax asset	9,882	(18,139)	(56,089)	(38,223)
Non-deductible interest expense		(7,781)		(18,422)
Non-deductible expenses related to management incentive agreement	(10,608)	(13,764)	(21,309)	(15,559)
Other net non-taxable income and (non-deductible expense)	(7,506)	(25,529)	(23,857)	(36,131)
Fines and penalties	(3,944)		(3,944)
Total income tax expense	₽ (75,030)	₽ (174,701)	₽ (306,459)	₽ (351,483)